SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF PARENT
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	106,296,674	104,404,831
Ordinary shares, shares outstanding	106,296,674	104,404,831
PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	106,296,674	104,404,831
Ordinary shares, shares outstanding	106,296,674	104,404,831